Business Segments	9 Months Ended
Sep. 30, 2022
Business Segments [Abstract]
BUSINESS SEGMENTS

NOTE 14 – BUSINESS SEGMENTS

The revenues and cost of goods sold from operation consist of the following:

	Revenues		Cost of Sales
	For the Nine Months Ended		For the Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2022	2021	2022	2021
Fertilizer sales	$6,474,751	$6,856,190	$3,648,418	$4,234,896
Logistic	608,896	616,859	369,205	327,845
Others	-	120	-	90
Total	$7,083,647	$7,473,169	$4,017,623	$4,562,831